Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Schedule of Income/(Loss) before Income Taxes	The Income/(Loss) before Income Taxes consisted of the following components:
	For the years ended June 30,
	2022	2023	2024
	HKD	HKD	HKD	US$

Hong Kong	$27,202,228	$11,003,941	$9,394,157	$1,203,099
Foreign	52,115	(187,598)	(2,104,865)	(269,568)
Total Income before Income Taxes	$27,254,343	$10,816,343	$7,289,292	$933,531

Schedule of Income Tax Provision	The income tax provision consisted of the following components:
	For the years ended June 30,
	2022	2023	2024
	HKD	HKD	HKD	US$
Current:
Hong Kong	$4,696,002	$1,637,978	$1,411,563	$180,777
Foreign	-	167,685	372,240	47,673
Total current	4,696,002	1,805,663	1,783,803	228,450
Total provision for income taxes	$4,696,002	$1,805,663	$1,783,803	$228,450

Schedule of Components of the Aggregate Deferred Tax Assets and Liabilities	The following table sets forth the significant components of the aggregate deferred tax assets and liabilities as of:
	As of June 30,
	2023	2024
	HKD	HKD	US$
Deferred Tax Assets
Net operating loss carryforwards	$419,847	$657,476	$84,203
Less: valuation allowance	(419,847)	(657,476)	(84,203)
Deferred tax assets, net	$-	$-	$-

Schedule of Provision for Income Taxes and the Provision	A reconciliation between the Group’s actual provision for income taxes and the provision at the Hong Kong statutory rate was as follows:
	For the years ended June 30,
	2022	2023	2024
	HKD	HKD	HKD	US$
Income before income tax	$27,254,343	$10,816,343	$7,289,292	$933,531
Hong Kong income tax rate	16.5%	16.5%	16.5%	16.5%
Income tax expense computed at statutory rate	4,496,966	1,784,698	1,202,735	154,033
Reconciling items:
Non-deductible expenses	386,813	2,110	315,498	40,405
Non-taxable income	(45,673)	(31,867)	(4,114)	(527)
Preferential tax rate (1)	(239,160)	(239,160)	(239,160)	(30,629)
Temporary difference not recognized	25,534	20,614	10,578	1,355
Changes in valuation allowance	144,648	(86,490)	315,473	40,402
Different tax rates of subsidiaries operating in other jurisdictions	(73,126)	322,900	185,793	23,795
Under-provision in prior year	-	32,858	-	-
Effect of tax concession	-	-	(3,000)	(384)
Total income tax expense	$4,696,002	$1,805,663	$1,783,803	$228,450
Effective tax rate	17%	17%	24%	24%
(1)	The Group’s basic and diluted earnings per shares would have been each lower by HKD0.010 (US$0.001) per share for the years ended June 30, 2024, 2023 and 2022 without the preferential tax rate reduction, respectively.